Share-based payments - Share awards and Other information (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Share-based payments
Balance at the beginning of the period (in shares)	200	182	178
Granted (in shares)	135	88	74
Vested (in shares)	(44)	(39)	(42)
forfeited (in shares)	(46)	(31)	(28)
Balance at the end of the period (in shares)	245	200	182
Weighted average fair value at the beginning of the period	£ 1.92	£ 2.04	£ 1.91
Granted (per share)	1.00	1.82	1.95
Vested (per share)	2.10	2.21	1.76
Forfeited (per share)	1.76	1.97	1.58
Weighted average fair value at the end of the period	£ 1.41	£ 1.92	£ 2.04
Total fair value of shares vested	£ 92	£ 86	£ 74
Compensation cost	£ 134	£ 132	£ 128
Average share price	£ 1.359	£ 1.683	£ 2.162